Related party transactions (Details Narrative) - USD ($)							3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 30, 2022	Nov. 02, 2022	Sep. 08, 2022	Apr. 05, 2022	Nov. 30, 2021	Jun. 18, 2021	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Related Party Transaction, Rate										0.50%
Payments										$ 97	$ 101
Number of common stock issued, value							$ 189,026	$ 677,378	$ 445,000	$ 445,000	$ 285,499
Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Accrued Salaries, Current												$ 439,534	$ 663,100
One Officers [Member] | Restricted Stock [Member] | Accrued Salaries [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of common stock issued										4,812,259	7,544,848
Number of common stock issued, value										$ 67,399	$ 239,800
One Officer And One Director [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of common stock issued			4,000,000			2,000,000
Number of common stock issued, value			$ 46,400			$ 94,600
Four Officer And One Director [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of common stock issued	14,000,000			7,000,000	7,000,000
Number of common stock issued, value	$ 84,000			$ 175,700	$ 224,000
Four Officer One Director [Member] | Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of common stock issued		3,000,000
Number of common stock issued, value		$ 29,700